Property, plant and equipment, net	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
4	Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	March 31,
	2020	2021
	$ in thousands	$ in thousands
Cost
Buildings	16,857	17,278
Construction-in-progress	604	1,041
Plant and machinery	9,642	9,829
Furniture, fixtures and equipment	1,544	1,879
Motor vehicles	577	586

	29,224	30,613
Less: accumulated depreciation	(19,785)	(21,113)

	9,439	9,500

 During the fiscal years ended March 31, 2019, 2020 and 2021, depreciation expenses charged to the consolidated statements of operations amounted to approximately $859,000, $841,000 and $814,000, respectively. As at March 31, 2020 and 2021 fully depreciated assets that were still in use by the Company amounted to approximately $15,800,000 and $15,875,000, respectively. As at March 31, 2020 and 2021, property, plant and equipment, net that were leased out amounted to approximately $2,750,000 and $2,714,000, respectively.

Property, plant and equipment in Xinxing were assessed for impairment according to the policy described in note 1(h).